Accounting Information and Policies - Summary of Principal Foreign Exchange Rates Used in Translation of Financial Statements (Detail) - ExchangeRate	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
US dollar [member]
Foreign exchange rates [abstract]
Income statement and cash flows	1.35	1.27	1.48
Assets and liabilities	1.32	1.30	1.33
Euro [member]
Foreign exchange rates [abstract]
Income statement and cash flows	1.13	1.16	1.34
Assets and liabilities	1.13	1.14	1.20